Investment Securities	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
Investment Securities

(4) Investment Securities

A summary of investment securities by major category, at fair value, consisted of the following at December 31, 2012 and 2011, respectively.

(in thousands)	2012	2011
U.S. Treasury	$2,030	$2,054
Government sponsored enterprises	55,180	70,314
Asset-backed securities	107,872	107,329
Obligations of states and political subdivisions	35,164	34,109

Total available for sale securities	$200,246	$213,806

All of the Company’s investment securities are classified as available for sale, as discussed in more detail below. Asset backed securities include agency mortgage-backed securities, which are guaranteed by government sponsored agencies such as the FHLMC, FNMA and GNMA. The Company does not invest in subprime originated mortgage-backed or collateralized debt obligation instruments.

Investment securities that are classified as restricted equity securities primarily consist of Federal Home Loan Bank stock and the Company’s interest in statutory trusts. These securities are reported at cost in other assets in the amount of $3,925,000 and $4,385,000 as of December 31, 2012 and 2011, respectively.

The amortized cost and fair value of debt securities classified as available-for-sale at December 31, 2012 and 2011 are as follows:

(in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2012
U.S. Treasury	$2,000	$30	$0	$2,030
Government sponsored enterprises	54,327	853	0	55,180
Asset-backed securities	104,607	3,276	11	107,872
Obligations of states and political subdivisions	33,959	1,222	17	35,164

Total available for sale securities	$194,893	$5,381	$28	$200,246

Weighted average yield at end of period	2.54%
December 31, 2011
U.S. Treasury	$2,000	$54	$0	$2,054
Government sponsored enterprises	69,703	629	18	70,314
Asset-backed securities	103,806	3,547	24	107,329
Obligations of states and political subdivisions	32,716	1,394	1	34,109

Total available for sale securities	$208,225	$5,624	$43	$213,806

Weighted average yield at end of period	2.89%

The amortized cost and fair value of debt securities classified as available-for-sale at December 31, 2012, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers have the right to call or prepay obligations with or without prepayment penalties.

	Amortized	Fair
(in thousands)	cost	value
Due in one year or less	$3,919	$3,951
Due after one year through five years	63,985	65,154
Due after five years through ten years	20,478	21,340
Due after ten years	1,904	1,929

Total	90,286	92,374
Asset-backed securities	104,607	107,872

Total available for sale securities	$194,893	$200,246

Debt securities with carrying values aggregating approximately $146,442,000 and $172,447,000 at December 31, 2012 and 2011, respectively, were pledged to secure public funds, securities sold under agreements to repurchase, and for other purposes as required or permitted by law.

Gross unrealized losses on debt securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2012 and 2011, were as follows:

	Less than 12 months		12 months or more		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in thousands)	Value	Losses	Value	Losses	Value	Losses
At December 31, 2012
Government sponsored enterprises	$1,044	$0	$0	$0	$1,044	$0
Asset-backed securities	4,729	(11)	0	0	4,729	(11)
Obligations of states and political subdivisions	2,114	(17)	150	0	2,264	(17)

Total	$7,887	$(28)	$150	$0	$8,037	$(28)

(in thousands)
At December 31, 2011
Government sponsored enterprises	$13,250	$(18)	$0	$0	$13,250	$(18)
Asset-backed securities	4,591	(24)	0	0	4,591	(24)
Obligations of states and political subdivisions	229	(1)	150	0	379	(1)

Total	$18,070	$(43)	$150	$0	$18,220	$(43)

The total available for sale portfolio consisted of approximately 380 securities at December 31, 2012. The portfolio included 14 securities, having an aggregate fair value of $8,037,000 that were in a loss position at December 31, 2012. Securities identified as temporarily impaired which have been in a loss position for 12 months or longer totaled $150,000 at fair value. The $98 unrealized loss included in other comprehensive income at December 31, 2012 was caused by interest rate fluctuations. The total available for sale portfolio consisted of approximately 365 securities at December 31, 2011. The portfolio included 20 securities, having an aggregate fair value of $18,220,000 that were in a loss position at December 31, 2011. Securities identified as temporarily impaired which have been in a loss position for 12 months or longer totaled $150,000 at fair value. The $294 unrealized loss included in other comprehensive income at December 31, 2011 was caused by interest rate fluctuations. Because the decline in fair value is attributable to changes in interest rates and not credit quality these investments were not considered other-than-temporarily impaired at December 31, 2012 and 2011, respectively.

The table presents proceeds from sales of securities and the components of investment securities gains and losses which have been recognized in earnings as follows:

(in thousands)	2012	2011	2010
Proceeds from sales of available for sales securities	$790	$0	$0

Gains realized on sales	26	0	0
Losses realized on sales	0	0	0
Other-than-temporary impairment recognized	0	0	0

Investment securities gains	$26	$0	$0